                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888

                  Oppenheimer Institutional Money Market Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: May 31

                      Date of reporting period: 02/28/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2010 / UNAUDITED

                                                                PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              ------------   --------------
CERTIFICATES OF DEPOSIT--29.6%

YANKEE CERTIFICATES OF DEPOSIT--29.6%
Bank of Montreal, Chicago, 0.17%, 3/25/10                     $ 50,000,000   $   50,000,000
Bank of Nova Scotia, Houston TX:
0.19%, 3/11/10                                                 157,600,000      157,600,000
0.19%, 3/12/10                                                  68,500,000       68,500,000
0.21%, 6/9/10                                                  100,000,000      100,000,000
BNP Paribas, New York:
0.24%, 6/16/10                                                 100,000,000      100,000,000
0.24%, 6/18/10                                                 100,000,000      100,000,000
0.24%, 6/23/10                                                  85,000,000       85,000,000
National Australia Bank, New York, 0.19%, 3/1/10               115,600,000      115,600,000
Nordea Bank Finland plc, New York:
0.20%, 3/2/10                                                   16,000,000       16,000,000
0.20%, 5/14/10                                                 150,000,000      150,000,000
0.20%, 5/17/10                                                 100,000,000      100,000,000
0.21%, 6/8/10                                                   70,000,000       70,000,000
Rabobank Nederland NV, New York:
0.25%, 5/4/10(1)                                                27,000,000       27,000,000
0.55%, 10/22/10                                                 29,000,000       29,000,000
0.72%, 7/26/10                                                  65,000,000       65,000,000
0.80%, 8/9/10                                                   50,000,000       50,000,000
0.90%, 6/21/10                                                  15,000,000       15,000,000
0.90%, 6/25/10                                                  26,000,000       26,000,000
0.95%, 6/23/10                                                  19,500,000       19,500,000
1.05%, 4/30/10                                                  84,500,000       84,576,959
1.52%, 3/19/10                                                  55,000,000       55,027,883
Royal Bank of Canada, New York, 0.28%, 3/26/10                  50,000,000       50,000,000
Societe Generale, New York:
0.20%, 3/24/10                                                  35,400,000       35,400,000
0.20%, 3/29/10                                                  65,000,000       65,000,000
0.20%, 4/14/10                                                  62,000,000       62,000,000
Svenska Handelsbanken, New York:
0.20%, 5/24/10                                                 100,000,000      100,000,000
0.20%, 5/25/10                                                 100,000,000      100,000,000
Toronto Dominion Bank, New York:
0.26%, 7/12/10                                                 116,000,000      116,000,000
0.26%, 8/5/10                                                   50,000,000       50,000,000
0.27%, 8/6/10                                                   45,000,000       45,000,000
0.30%, 3/10/10                                                  45,000,000       45,000,000
1.40%, 3/5/10                                                   50,000,000       50,000,000
Westpac Banking Corp., New York, 0.21%, 4/1/10                 100,000,000      100,000,000
                                                                             --------------
Total Certificates of Deposit (Cost $2,302,204,842)                           2,302,204,842

DIRECT BANK OBLIGATIONS--12.3%
Bank of America NA, 0.85%, 5/12/10(1)                           29,182,000       29,218,155
CBA (Delaware) Finance:
0.18%, 4/15/10                                                  75,000,000       74,983,125
0.20%, 3/2/10                                                   75,750,000       75,749,584
Danske Corp., 0.15%, 3/1/10(2)                                  65,000,000       65,000,000


                 1 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2010 / UNAUDITED

                                                                PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              ------------   --------------
Intesa Funding LLC:
0.16%, 3/8/10                                                 $ 50,000,000   $   49,998,444
0.17%, 3/22/10                                                  50,000,000       49,995,042
0.17%, 3/30/10                                                 100,000,000       99,986,306
JPMorgan Chase Bank NA, Nassau, 0.10%, 3/1/10                   12,000,000       12,000,000
National Australia Funding (Delaware), Inc., 0.18%,
   4/19/10(2)                                                  179,500,000       179,456,023
Societe Generale North America, Inc.:
0.20%, 3/24/10                                                   7,500,000        7,499,042
0.20%, 4/7/10                                                   48,000,000       47,990,133
0.20%, 4/8/10                                                   78,000,000       77,983,533
Svenska Handelsbanken, Inc., Series S, 0.19%, 4/27/10           70,476,000       70,454,798
Westpac Banking Corp.:
0.21%, 4/1/10(2)                                                15,000,000       14,997,288
0.21%, 4/5/10(2)                                               100,000,000       99,979,583
                                                                             --------------
Total Direct Bank Obligations (Cost $955,291,056)                               955,291,056
SHORT-TERM NOTES--49.8%

CAPITAL MARKETS--0.6%
BNP Paribas Finance, Inc.:
0.22%, 3/25/10                                                   8,100,000        8,098,812
0.24%, 5/12/10                                                  39,000,000       38,981,280
                                                                             --------------
                                                                                 47,080,092

COMMERCIAL BANKS--3.6%
Deutsche Bank Financial LLC, 0.10%, 3/1/10                      80,000,000       80,000,000
ING (US) Funding LLC:
0.17%, 3/16/10                                                 100,000,000       99,992,917
0.17%, 3/17/10                                                 100,000,000       99,992,444
                                                                             --------------
                                                                                279,985,361

DIVERSIFIED FINANCIAL SERVICES--4.3%
General Electric Capital Services:
0.19%, 4/27/10                                                 150,000,000      149,954,875
0.20%, 5/5/10                                                  150,000,000      149,945,833
0.20%, 5/13/10                                                  38,000,000       37,984,589
                                                                             --------------
                                                                                337,885,297

FOOD PRODUCTS--3.1%
Nestle Capital Corp.:
0.50%, 3/15/10(2)                                              178,200,000      178,162,890
0.51%, 3/16/10(2)                                               61,500,000       61,486,827
                                                                             --------------
                                                                                239,649,717

LEASING & FACTORING--4.3%
Toyota Motor Credit Corp.:
0.20%, 3/2/10                                                  132,300,000      132,299,265
0.20%, 3/5/10                                                   80,000,000       79,998,222
0.21%, 3/4/10                                                  125,000,000      124,997,813
                                                                             --------------
                                                                                337,295,300


                 2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2010 / UNAUDITED

                                                                PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              ------------   --------------
MUNICIPAL--8.5%
Berks Cnty. Industrial Development Revenue Bonds,
   Lebanon Valley Mall Project, 0.28%, 3/3/10(1)              $  3,430,000   $    3,430,000
Bloomingdale Life Time Fitness LLC Revenue Bonds,
   Series 2000, 0.68%, 3/1/10(1)                                 6,150,000        6,150,000
CA Pollution Control Financing Authority, Atlantic
   Richfield Co. Project, Series 1997B, 0.29%, 4/8/10           24,250,000       24,250,000
Cape Coral, FL Nts.:
0.25%, 4/8/10                                                   28,000,000       28,000,000
0.30%, 3/4/10                                                   18,615,000       18,615,000
Capital Markets Access Co. LC Bonds, Carteret
   Investment Assn. LLC, Series 2008, 0.23%, 3/1/10(1)           7,515,000        7,515,000
Capital Markets Access Co. LC Bonds, HST Building
   Investment LLC Project, Series 2008, 0.23%, 3/1/10(1)         6,395,000        6,395,000
Carenet Health Systems & Service, Inc. Nts., Series
   1999, 0.50%, 3/1/10(1)                                        4,450,000        4,450,000
Charlotte, NC Certificates of Participation, NASCAR
   Hall of Fame Facilities, Series 09D, 0.24%, 3/1/10(1)        25,000,000       25,000,000
Chicago, IL Midway International Airport, 0.35%, 5/5/10         20,784,000       20,784,000
Cobb Cnty., GA Development Authority Revenue Bonds,
   Presbyterian Village-Austell, Inc., 0.30%, 3/1/10(1)          3,420,000        3,420,000
Easton, MD Bonds, William Hill Manor Facility, Series
   2009B, 0.30%, 3/1/10(1)                                       4,145,000        4,145,000
Everett Clinic (The) Bonds, Series 2002, 0.30%,
   3/1/10(1)                                                    11,000,000       11,000,000
Great Falls Clinic LLP, Series 06, 0.30%, 3/1/10(1)             21,235,000       21,235,000
Las Vegas, NV Economic Development Revenue Bonds, Keep
   Memory Alive Project, Series 2007B, 0.278%, 3/1/10(1)         5,400,000        5,400,000
MA Development Finance Agency Revenue Nts., 0.28%,
   3/4/10                                                       25,292,000       25,292,000
Macon-Bibb Cnty. Industrial Development Authority
   Revenue Bonds, Bass Pro Outdoor World, Series 2005,
   1.52%, 3/1/10(1)                                             21,800,000       21,800,000
Midwestern University Foundation Educational Loan
   Revenue Bonds, Series 2009A, 0.26%, 3/1/10(1)                10,000,000       10,000,000
Nassau Health Care Corp. Bonds, Series 2009A, 0.26%,
   3/1/10(1)                                                    11,500,000       11,500,000
Newport News, VA Economic Development Bonds, Newport
   News Shipbuilding Project, 0.28%, 3/1/10(1)                   3,640,000        3,640,000
OH Higher Education Facilities Commision Bonds, Xavier
   University 2008 Project, Series A, 0.24%, 3/1/10(1)          20,480,000       20,480,000
Philadelphia, PA Industrial Development Authority, New
   Courtland Elder Services Project, Series 2003, 0.13%,
   3/1/10(1)                                                    38,045,000       38,045,000
Phoenix, AZ Civic Improvement Corp. Airport Revenue
   BANs, Series 2008A:
0.28%, 3/12/10                                                  17,000,000       17,000,000
0.30%, 3/10/10                                                  60,000,000       60,000,000
Private Colleges & Universities Authority Revenue
   Bonds, Mercer University Project, Series 2006B, 0.23%,
   3/1/10(1)                                                     6,825,000        6,825,000


                 3 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2010 / UNAUDITED

                                                                PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              ------------   --------------
Roanoke Rapids, NC Music & Entertainment District
   Special Revenue Bonds, Series 2007, 0.25%, 3/1/10(1)       $  9,600,000   $    9,600,000
San Bernardino Cnty., CA Certificates of
   Participation, Series 2008A, 0.24%, 3/1/10(1)                25,883,000       25,883,000
SC Jobs-Economic Development Authority Bonds, South
   Atlantic Canners, Inc., Series 2001, 0.35%, 3/1/10(1)         5,000,000        5,000,000
St. Paul, MN Bonds, River Center Arena Project, Series
   2009A, 0.23%, 3/1/10(1)                                      18,500,000       18,500,000
St. Paul, MN Port Authority Revenue Refunding Bonds,
   Series 2009-12EE, 0.28%, 3/1/10(1)                            1,150,000        1,150,000
Tallahassee Orthopedic Center LC Bonds, Series 2004,
   0.25%, 3/1/10(1)                                              4,715,000        4,715,000
Tift Cnty. Development Authority Industrial
   Development Revenue Bonds, Heatcraft Refrigeration
   Products, Series 2008B, 0.23%, 3/1/10(1)                      6,700,000        6,700,000
Tuscaloosa Cnty., AL Industrial Development Authority
   Revenue Bonds, Gulf Opportunity Zone Hunt Refining
   Project, Series 2009, 0.25%, 3/1/10(1)                       30,000,000       30,000,000
TX Veterans' Housing Assistance Program Fund I, Series
   05C, 0.23%, 3/1/10(1)                                         7,645,000        7,645,000
TX Veterans' Housing Assistance Program Fund I, Series
   09C, 0.23%, 3/1/10(1)                                        11,700,000       11,700,000
TX Veterans' Housing Assistance Program Fund II,
   Series 99A-2, 0.21%, 3/1/10(1)                               25,200,000       25,200,000
TX Veterans' Land Board Fund II, Series 2000, 0.27%,
   3/2/10(1)                                                    39,960,000       39,960,000
TX Veterans' Land Board Fund II, Series 2000A, 0.27%,
   3/2/10(1)                                                    17,265,000       17,265,000
WA Economic Development Finance Authority Industrial
   Development Revenue Bonds, Canam Steel Corp. Project,
   Series 2000D, 0.50%, 3/1/10(1)                                3,700,000        3,700,000
Whiting, IN Environmental Facilities Revenue Bonds, PB
   Products North America, Inc. Project, Series 09,
   0.23%, 6/10/10                                               41,000,000       41,000,000
Winston-Salem, NC Certificates of Participation,
   Series 1992, 0.27%, 3/3/10(1)                                 6,250,000        6,250,000
                                                                             --------------
                                                                                658,639,000
OIL, GAS & CONSUMABLE FUELS--3.2%
Total Capital Canada:
0.20%, 4/16/10(2)                                              100,000,000       99,974,444
0.20%, 5/20/10(2)                                               50,000,000       49,977,778
0.20%, 5/26/10(2)                                              102,000,000      101,951,267
                                                                             --------------
                                                                                251,903,489
PERSONAL PRODUCTS--0.3%
Procter & Gamble International Funding SCA, 0.259%,
   5/7/10(1, 2)                                                 25,000,000       25,000,000


                 4 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2010 / UNAUDITED

                                                                Principal
                                                                 Amount           Value
                                                              ------------   --------------
RECEIVABLES FINANCE--11.6%
Alpine Securitization Corp.:
0.16%, 3/9/10                                                 $ 32,127,000   $   32,125,858
0.16%, 3/10/10                                                  50,000,000       49,998,000
Barton Capital Corp.:
0.20%, 4/6/10(2)                                                50,000,000       49,990,000
0.20%, 4/8/10(2)                                                19,488,000       19,483,886
0.20%, 4/22/10(2)                                               60,035,000       60,017,657
0.20%, 4/23/10(2)                                               50,000,000       49,985,278
0.20%, 5/13/10(2)                                               60,048,000       60,023,647
0.20%, 5/20/10(2)                                               45,000,000       44,980,000
0.21%, 5/18/10(2)                                               29,400,000       29,386,623
Chariot Funding LLC, 0.16%, 3/15/10(2)                          20,670,000       20,668,714
Fairway Finance Corp.:
0.19%, 4/14/10(2)                                               24,471,000       24,465,317
0.20%, 3/16/10(2)                                               40,435,000       40,431,630
0.20%, 5/4/10(2)                                                23,591,000       23,582,612
0.20%, 5/18/10(2)                                               49,368,000       49,346,607
Kitty Hawk Funding Corp., 0.20%, 5/17/10(2)                     50,076,000       50,054,579
Park Avenue Receivables Co. LLC:
0.13%, 3/1/10(2)                                                20,776,000       20,776,000
0.20%, 5/19/10(2)                                               40,000,000       39,982,444
Ranger Funding Co. LLC, 0.18%, 4/20/10                          50,026,000       50,012,799
Thunder Bay Funding LLC:
0.16%, 3/9/10(2)                                                28,533,000       28,531,985
0.16%, 3/15/10(2)                                               45,373,000       45,370,177
Yorktown Capital LLC:
0.19%, 4/9/10(2)                                                30,037,000       30,030,817
0.19%, 5/3/10(2)                                                28,506,000       28,496,522
0.20%, 3/2/10(2)                                                 1,400,000        1,399,992
0.21%, 3/9/10(2)                                                55,705,000       55,702,400
                                                                             --------------
                                                                                904,843,544

SPECIAL PURPOSE FINANCIAL--8.1%
Crown Point Capital Co.:
0.40%, 3/3/10                                                   13,700,000       13,699,696
0.40%, 3/8/10                                                   50,000,000       49,996,111
0.40%, 3/9/10                                                   31,500,000       31,497,200
FCAR Owner Trust I, 0.28%, 3/19/10                             160,000,000      159,977,600
Lexington Parker Capital Co. LLC:
0.40%, 3/3/10(2)                                               173,000,000      172,996,156
0.40%, 3/8/10(2)                                                50,000,000       49,996,111
0.40%, 3/9/10(2)                                                50,000,000       49,995,556
0.40%, 3/23/10(2)                                               48,300,000       48,288,193
Ticonderoga Funding LLC, 0.19%, 3/26/10                         50,000,000       49,993,403
                                                                             --------------
                                                                                626,440,026


                 5 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2010 / UNAUDITED

                                                                Principal
                                                                 Amount           Value
                                                              ------------   --------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
Louis Dreyfus Corp.:
0.35%, 3/22/10                                                $ 23,000,000   $   22,995,304
0.40%, 3/1/10                                                   30,000,000       30,000,000
                                                                             --------------
                                                                                 52,995,304

U.S. GOVERNMENT OBLIGATIONS--1.5%
Straight-A Funding LLC, Series I:
0.19%, 5/10/10(2)                                               40,954,000       40,938,870
0.19%, 5/12/10(2)                                               45,037,000       45,019,886
0.19%, 5/12/10(2)                                               32,134,000       32,121,789
                                                                             --------------
                                                                                118,080,545
                                                                             --------------
Total Short-Term Notes (Cost $3,879,797,675)                                  3,879,797,675
U.S. GOVERNMENT OBLIGATIONS--0.9%
U.S. Treasury Nts., 0.875%, 2/28/11 (Cost $72,562,580)          72,200,000       72,562,580
U.S. GOVERNMENT AGENCIES--3.3%
Federal Home Loan Bank:
0.50%, 1/5/11                                                   50,000,000       50,000,000
0.50%, 10/28/10-10/29/10(3)                                     88,000,000       88,000,000
0.81%, 3/12/10(1, 3)                                            66,000,000       66,000,000
0.83%, 3/17/10(1)                                               50,000,000       50,000,000
                                                                             --------------
Total U.S. Government Agencies (Cost $254,000,000)                              254,000,000

                                                                 Shares
                                                              ------------
INVESTMENT COMPANY--4.0%
Prime Money Market Fund RBC Institutional, Cl. 1
(Cost $315,156,327)                                            315,156,327      315,156,327
TOTAL INVESTMENTS, AT VALUE (COST $7,779,012,480)                     99.9%   7,779,012,480
Other Assets Net of Liabilities                                        0.1        9,753,317
                                                              ------------   --------------
Net Assets                                                           100.0%  $7,788,765,797
                                                              ============   ==============

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,088,049,548, or 26.81% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) Illiquid security. The aggregate value of illiquid securities as of February 28, 2010 was $154,000,000, which represents 1.98% of the Fund's net assets. See accompanying Notes.


                 6 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2010 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 - inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of February 28, 2010 based on valuation input level:

                                                                   LEVEL 3--
                                LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                              QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                              -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit        $         --     $2,302,204,842         $--       $2,302,204,842
Direct Bank Obligations                  --        955,291,056          --          955,291,056
Short-Term Notes                         --      3,879,797,675          --        3,879,797,675
U.S. Government Obligations              --         72,562,580          --           72,562,580
U.S. Government Agencies                 --        254,000,000          --          254,000,000
Investment Company              315,156,327                 --          --          315,156,327
                               ------------     --------------         ---       --------------
Total Assets                   $315,156,327     $7,463,856,153         $--       $7,779,012,480
                               ------------     --------------         ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on:


                 7 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2010 / UNAUDITED

changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of February 28, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                  WHEN-ISSUED OR DELAYED DELIVERY
                         BASIS TRANSACTIONS
                  -------------------------------
Sold securities             $6,190,129

ILLIQUID SECURITIES

As of February 28, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                 8 | Oppenheimer Institutional Money Market Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
William F. Glavin, Jr.
Principal Executive Officer

Date: 04/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
William F. Glavin, Jr.
Principal Executive Officer

Date: 04/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
Brian W. Wixted
Principal Financial Officer

Date: 04/07/2010